Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement of Stockholders' Equity [Abstract]
Cash dividends, per share	$ 0.08	$ 0.25	$ 0.32